Earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator
Net income/(loss) attributable to Tsakos Energy Navigation Limited	$ 158,217	$ 33,527	$ (37,462)
Preferred share dividends, Series B	(4,000)	(4,000)	(2,567)
Preferred share dividends, Series C	(4,437)	(4,438)	(1,109)
Preferred share dividends Series D	(5,000)
Net income/(loss) attributable to common stock holders	$ 144,780	$ 25,089	$ (41,138)
Denominator
Weighted average common shares outstanding	85,827,597	79,114,401	56,698,955
Basic and diluted gain/(loss) per common share	$ 1.69	$ 0.32	$ (0.73)